SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2023
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

30.SUBSEQUENT EVENTS

On January 31, 2024, the Company closed the acquisition of the Lac Guéret property with Mason through an asset acquisition consisting mostly of 74 map-designated claims. The consideration for the asset acquisition was 6,208,210 common shares of the Company, at $3 per share, representing a total aggregated amount of $18.6 million. A subsequent payment of $5 million will be made to Mason at the start of commercial production of the contemplated Uatnan Mining Project.

In February 2024, NMG entered into multiyear offtake agreements for its planned Phase-2 fully integrated projects with Panasonic Energy and GM. On February 28, 2024, the Company completed a private placement for aggregate gross proceeds of $67.9 million (US$50 million), with GM and Panasonic. Each party subscribed for 12,500,000 Common Shares and 12,500,000 warrants with an exercise price of US$2.38.

On February 14, 2024, the Company secured a private placement of 18,750,000 Common Shares and 18,750,000 Warrants with Mitsui and Pallinghurst to surrender and cancel their convertibles notes dated November 8, 2022 (presented in note 15 of the consolidated financial statements), for a total value of $50.6 million (US$37.5 million) in accordance with the subscription agreements entered between the Company. The Company anticipates closing its private placement upon receipt of the required regulatory approvals and satisfaction of the requirements of Regulation 61-101 respecting Protection of Minority Security Holders in Special Transactions.